Consolidated Balance Sheets - BRL (R$) R$ in Millions		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Property, plant and equipment		R$ 18,822.3	R$ 19,153.8
Goodwill		31,401.9	30,511.2
Intangible		4,674.7	5,245.9
Investments in associates		238.0	300.1
Investment securities		122.0	104.3
Net deferred tax assets		2,279.3	2,268.2
Employee benefits		58.4	33.5
Derivative financial instruments		35.2	16.3
Income tax and social contributions recoverable		2,312.7	4.5
Other recoverable taxes		225.0	343.2
Other assets		1,964.4	1,973.6
Non-current assets		62,133.9	59,954.6
Investment securities		11.9	282.8
Inventories		4,319.0	4,347.1
Trade receivable		4,944.8	4,368.1
Derivative financial asset instruments		350.0	196.6
Income tax and social contributions recoverable		2,770.4	4,693.7
Other recoverable taxes		600.2	729.6
Cash and cash equivalents		10,354.5	7,876.8
Other assets		1,367.2	1,392.1
Current assets		24,718.0	23,886.8
Total assets		86,851.9	83,841.4
Equity
Issued capital		57,614.1	57,614.1
Reserves		63,361.2	64,230.0
Carrying value adjustments		(74,966.5)	(77,019.1)
Equity attributable to equity holders of Ambev		46,008.8	44,825.0
Non-controlling interests		1,974.0	1,826.3
Total Equity		47,982.8	46,651.3
Interest-bearing loans and borrowings		1,231.9	1,765.7
Employee benefits		2,310.7	2,137.7
Derivative financial instruments		2.4	27.0
Deferred tax liabilities		2,329.2	2,329.7
Income tax and social contribution payable	[1]	2,418.0
Taxes and contributions payable		771.6	681.4
Trade payables		175.1	237.8
Provisions		512.6	765.4
Put option granted on subsidiary and other liabilities		429.1	471.8
Non-current liabilities		10,180.6	8,416.5
Bank overdrafts		1.8
Interest-bearing loans and borrowings, current		1,321.1	3,630.6
Wages and salaries		1,047.2	686.6
Dividends and interest on shareholders’ equity payable		1,778.6	1,714.4
Derivative financial instruments		215.1	686.4
Income tax and social contribution payable		1,668.4	904.2
Taxes and contributions payable		3,825.4	3,378.2
Trade payables		11,854.0	10,868.8
Provisions		169.0	168.6
Put option granted on subsidiary and other liabilities		6,807.9	6,735.8
Current liabilities		28,688.5	28,773.6
Total liabilities		38,869.1	37,190.1
Total equity and liabilities		R$ 86,851.9	R$ 83,841.4

[1]	During the third quarter, the Company joined a Special Program for Tax Regulation ("PERT 2017"). Additional information regarding the adherence are disclosed on Note 1 - Corporate information.